Deposits - Summary of Deposit Liabilities (Parenthetical) (Detail) - CAD ($) $ in Millions	Jul. 31, 2025	Oct. 31, 2024
Disclosure of deposits [line items]
Total deposits	$ 1,481,477	$ 1,409,531
U.S. dollars [member]
Disclosure of deposits [line items]
Total deposits	539,000	511,000
British pounds [member]
Disclosure of deposits [line items]
Total deposits	41,000	34,000
Euro [member]
Disclosure of deposits [line items]
Total deposits	77,000	53,000
Other currencies [member]
Disclosure of deposits [line items]
Total deposits	$ 34,000	$ 29,000